Short-term Investments	12 Months Ended
Dec. 31, 2023
Short-term Investments
Short-term Investments
7.	Short-term Investments

As of December 31, 2022 and 2023, the Group’s short-term investments mainly consisted of financial products issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased. As of December 31, 2023, the effective yields of short-term investments ranged from 1.85% to 8.31% per annum (2022: 1.72% to 5.00% per annum).

The following is a summary of short-term investments (in thousands):

December 31, 2022
		Unrealized	Estimated
	Cost	Gains	Fair Value
	RMB	RMB	RMB
Short-term investments	7,563,805	58,868	7,622,673

December 31, 2023
		Unrealized	Estimated
	Cost	Gains	Fair Value
	RMB	RMB	RMB
Short-term investments	4,275,329	160,728	4,436,057

During the years ended December 31, 2021, 2022 and 2023, the Group recorded investment income related to short-term investments of RMB639.8 million, RMB342.6 million and RMB414.2 million in the consolidated statements of operations and comprehensive income, respectively.